AGREEMENTS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 01, 2014	Jan. 31, 2014
Notes to Financial Statements
Lease term rate of per month				$ 3,500
Refundable security deposit				1,500
Rent expense	10,500	10,500
Receive annual compensation			75,000
Shares of common stock per share			1
Issue shares of common stock			60,000
Shares of common stock			$ 30,000